Derivative Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tank Bottom Inventory [Member] bbl	Dec. 31, 2012 Interest Expense [Member]	Dec. 31, 2012 Product Sales Revenues [Member]	Dec. 31, 2012 NYMEX Commodity Contracts [Member] bbl	Dec. 31, 2011 NYMEX Commodity Contracts [Member]	Dec. 31, 2012 NYMEX Commodity Contracts [Member] Tank Bottom Inventory [Member]	Dec. 31, 2011 NYMEX Commodity Contracts [Member] Tank Bottom Inventory [Member]	Dec. 31, 2012 NYMEX Commodity Contracts [Member] Other Current Assets [Member]	Dec. 31, 2012 Forward Starting Interest Rate Swap 4Q12 [Member]	Dec. 31, 2011 2011 Interest Rate Swap Agreements [Member]	Dec. 31, 2010 Year 2009 Interest Rate Swap [Member]	Dec. 31, 2010 June 2009 Interest Rate Swap [Member] Year 2009 Interest Rate Swap [Member]	Dec. 31, 2010 Aug 2009 Interest Rate Swap [Member] Year 2009 Interest Rate Swap [Member]
Derivative [Line Items]
Energy commodity derivatives contracts, net	$ 0	$ 4,914,000
Energy commodity derivatives deposits, net	18,304,000	26,917,000
Amount of gain reclassified from AOCL into income within twelve months				200,000	200,000
Debt Instrument, Face Amount	2,400,000,000.0	2,100,000,000.0									250,000,000	250,000,000	550,000,000.0
Fixed interest rate on fair value hedge											6.45%	6.40%	6.55%
Debt Instrument, Maturity Date											Jun. 01, 2014	Jun. 01, 2018	Jun. 01, 2019
Amount of Gain (Loss) Recognized in AOCL on Derivative	13,889,000	7,739,000				2,912,000	7,739,000				11,000,000	5,900,000		9,600,000	6,600,000
Increase (Decrease) in Accrued Interest Receivable, Net												200,000		1,800,000	1,500,000
Derivative, Maturity Date											30 years
Amount of hedged derivative											250,000,000	100,000,000		150,000,000	100,000,000
Unrealized losses on fair value hedges						5,700,000	6,400,000
Unrealized gain (loss) on hedged item in fair value hedge offset amount								$ 5,500,000	$ 6,400,000	$ 200,000
Barrels of crude oil, designated as fair value hedges			700,000			700,000